Discontinued Operations - Summary Of Disclosure of Condensed Cash Flow Statement For Discontinued Operations Explanatory (Detail) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Cash flows from continuing and discontinued operations [abstract]
Net cash inflow (outflow) from operating activities	€ 114	€ 81
Net cash inflow (outflow) from investing activities	(2)	(6)
Net cash inflow (outflow) from financing activities	(76)	(69)
Net cash inflow (outflow) from discontinued operations	€ 35	€ 5